CONTINGENCIES	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCIES
20.	CONTINGENCIES

Broken down as follows:

	Type	2015	2014
	Labor
(i)	Overtime	329,510	471,506
(ii)	Sundry premiums	110,664	131,963
(iii)	Indemnities	99,607	152,113
(iv)	Stability/reintegration	97,783	126,070
(v)	Additional post-retirement benefits	70,942	83,417
(vi)	Salary differences and related effects	38,013	52,852
(vii)	Lawyer/expert fees	25,291	29,382
(viii)	Severance pay	15,016	20,235
(ix)	Labor fines	10,275	15,562
(x)	Employment relationship	6,967	5,717
(xi)	Severance Pay Fund (FGTS)	6,694	9,359
(xii)	Joint liability	610	1,581
(xiii)	Other claims	38,105	55,267

	Total	849,477	1,155,024

	Tax
(i)	State VAT (ICMS)	308,144	363,025
(ii)	Tax on services (ISS)	71,201	71,666
(iii)	INSS (joint liability, fees, and severance pay)	29,394	31,735
(iv)	Tax on net income (ILL)	6,882	20,691
(v)	Other claims	76,736	45,504

	Total	492,357	532,621

	Civil
(i)	Corporate	1,111,742	1,549,525
(ii)	ANATEL	1,148,621	1,104,163
(iii)	Small claims courts	361,474	282,209
(iv)	Other claims	471,295	508,226

	Total	3,093,132	3,444,123

	Total provisions	4,434,966	5,131,768

	Current	1,020,994	1,058,521
	Non-current	3,413,972	4,073,247

In compliance with the relevant Law, the provisions are adjusted for inflation on a monthly basis.

Breakdown of contingent liabilities, by nature

The breakdown of contingent liabilities with a possible unfavorable outcome and, therefore, not recognized in accounting, is as follows:

	2015	2014
Labor	779,776	1,082,677
Tax	24,047,529	21,059,009
Civil	1,238,279	1,146,745

Total	26,065,584	23,288,431

Summary of movements in provision balances

	Labor	Tax	Civil	Total
Balance at Jan 1, 2014	1,142,274	640,372	3,833,671	5,616,317
Acquisition of investments - PT Portugal	7,471	86,198	48,040	141,709
Inflation adjustment	147,825	(29,680)	115,131	233,276
Additions/(reversals)	116,230	13,895	340,472	470,597

Write-offs for payment/terminations	(250,830)	(82,593)	(848,190)	(1,181,613)
Foreign exchange differences	5	69	36	110
Liabilities on held-for-sale assets	(7,951)	(95,640)	(45,037)	(148,628)
Balance in 2014	1,155,024	532,621	3,444,123	5,131,768
Merger of TmarPart and subsidiaries	6,987	6,130	785	13,902
Inflation adjustment	(15,016)	33,053	158,260	176,297
Additions/(reversals)	(113,636)	44,325	635,928	566,617
Write-offs for payment/terminations	(183,882)	(123,772)	(1,145,964)	(1,453,618)
Balance in 2015	849,477	492,357	3,093,132	4,434,966

Pursuant to our legal counsel’s assessments and based on more complete historic information, we revised the likelihood of unfavorable outcome of a set of labor lawsuits to which the Company is jointly and severally liable to remote, resulting in a decrease in the previously recognized amount.

We revised the methodology used to calculate the provisions for losses in civil lawsuits—corporate lawsuits involving the financial participation agreements, including statistical techniques, as a result of the higher experience accumulated in the matter. The change in estimates generated a R$325,709 reversal in the provisions for civil contingencies—corporate, recognized in other operating income (expenses), net.

Summary of the main matters related to the recognized provisions and contingent liabilities

Contingencies

Labor

(i)	Overtime - refers to the claim for payment of salary and premiums for alleged overtime hours;

(ii)	Sundry premiums - refer to claims of hazardous duty premium, based on Law 7369/85, regulated by Decree 93412/86, due to the alleged risk from employees’ contact with the electric power grid, health hazard premium, pager pay, and transfer premium;

(iii)	Indemnities - refers to amounts allegedly due for occupational accidents, leased vehicles, occupational diseases, pain and suffering, and tenure;

(iv)	Stability/reintegration - claim due to alleged noncompliance with an employee’s special condition which prohibited termination of the employment contract without cause;

(v)	Supplementary retirement benefits - differences allegedly due on the benefit salary referring to payroll amounts;

(vi)	Salary differences and related effects - refer mainly to claims for salary increases due to alleged noncompliance with trade union agreements. As for the effects, these refer to the impact of the salary increase allegedly due on the other amounts calculated based on the employee’s salary;

(vii)	Lawyers/expert fees - installments payable to the plaintiffs’ lawyers and court appointed experts, when necessary for the case investigation, to obtain expert evidence;

(viii)	Severance pay - claims of amounts which were allegedly unpaid or underpaid upon severance;

(ix)	Labor fines - amounts arising from delays or nonpayment of certain amounts provided for by the employment contract, within the deadlines set out in prevailing legislation and collective bargaining agreements;

(x)	Employment relationship - lawsuits filed by outsourced companies’ former employees claiming the recognition of an employment relationship with the Company or its subsidiaries by alleging an illegal outsourcing and/or the existence of elements that evidence such relationship, such as direct subordination;

(xi)	Supplement to FGTS fine - arising from understated inflation, refers to claims to increase the FGTS severance fine as a result of the adjustment of accounts of this fund due to inflation effects.

The Company filed a lawsuit against Caixa Econômica Federal to assure the reimbursement of all amounts paid for this purpose;

(xii)	Joint liability - refers to the claim to assign liability to the Company, filed by outsourced personnel, due to alleged noncompliance with the latter’s labor rights by their direct employers;

(xiii)	Other claims - refer to different litigation including rehiring, profit sharing, qualification of certain allowances as compensation, etc.

Tax

(i)

ICMS - Refers to the provision considered sufficient by management to cover the various tax assessments related to: (a) levy of ICMS and not ISS on certain revenue; (b) claim and offset of credits on the purchase of goods and other inputs, including those necessary for network maintenance; and (c) tax assessments related to alleged noncompliance with accessory obligations.

(ii)	ISS - the Company and TMAR have provisions for tax assessment notices challenged because of the levy of ISS on several value added, technical, and administrative services, and equipment leases.

(iii)	INSS - Provision related basically to probable losses on lawsuits discussing joint liability and indemnities.

(iv)	ILL - TMAR offset the ILL paid up to calendar 1992 based on Federal Supreme Court (“STF”) decisions that declare the unconstitutionality of this tax. However, even though there is case law on the matter, a provision is maintained, as there is no final decision of the criteria for the adjustments of these credits.

(v)	Other claims - Refer basically to provisions to cover Real Estate Tax (IPTU) assessments and several tax assessments related to income tax and social contribution collection.

Civil

(i)	Corporate – Financial Participation Agreements - these agreements were governed by Administrative Rules 415/1972, 1181/1974, 1361/1976, 881/1990, 86/1991, and 1028/1996. Subscribers held a financial interest in the concessionaire after paying in a certain amount, initially recorded as capitalizable funds and subsequently recorded in the concessionaire’s equity, after a capital increase was approved by the shareholders’ meeting, thus generating the issuance of shares. The lawsuits filed against the former CRT - Companhia Riograndense de Telecomunicações, a company acquired by the Company, challenge the way shares were granted to subscribers based on said financial participation agreements.

The Company used to recognize a provision for the risk of unfavorable outcome in these lawsuits based on certain legal doctrine. During 2009, however, decisions issued by appellate courts led the Company to revisit the amount accrued and the risk classification of the relevant lawsuits. The Company, considering obviously the peculiarities of each decision and based on the assessment made by its legal department and outside legal counsel, changed its estimate on the likelihood of an unfavorable outcome from possible to probable. In 2009, the Company’s management, based on the opinions of its legal department and outside legal counsel, revised the measurement criteria of the provision related to the financial interest agreements. Said revision contemplated additional considerations regarding the dates and the arguments of the final and unappealable decisions on ongoing lawsuits, as well as the use of statistical criteria to estimate the amount of the provision for those lawsuits. The Company currently accrues these amounts mainly taking into consideration (i) the criteria above, (ii) the number of ongoing lawsuits by matter discussed, and (iii) the average amount of historical losses, broken down by matter in dispute. In addition to these criteria, in 2013 the courts recognized, in several decisions, the enforcement of the twenty-year statute of limitations for the lawsuits that met this criterion and the Company, based on the opinion of its in-house and outside legal counsel, understands that the likelihood of loss is remote. Therefore, it is not necessary to set up a provision.

At the end of 2010, the website of the Superior Court of Justice (STJ) disclosed news that this court had set compensation criteria to be adopted by the Company to the benefit of the shareholders of the former CRT for those cases new shares, possibly due, could not be issued because of the sentence issued. According to this court judgment news, which does not correspond to a final decision, the criteria must be based on (i) the definition of the number of shares that each claimant would be entitled, measuring the capital invested at the book value of the share reported in the company’s monthly trial balance on the date it was paid-in, (ii) after said number of shares is determined, it must be multiplied by its quotation on the stock exchange at the closing of the trading day the final and unappealable decision is issued, when the claimant becomes entitled to sell or disposed of the shares, and (iii) the result obtain must be adjusted for inflation (IPC/INPC) from the trading day of the date of the final and unappealable decision, plus legal interest since notification. In the case of succession, the benchmark amount will be the stock market price of the successor company.

Based on current information, management believes that its estimate would not be materially impacted as at December 31, 2015, had these criteria already been adopted. There may be, however, significant changes in the items above, mainly regarding the market price of Company shares.

(ii)	ANATEL - refers basically to alleged noncompliance with General Universal Service Targets Plan (“PGMU”), General Quality Targets Plan (“PGMQ”), and the Quality Indicators Regulation (“RIQ”) obligations;

In December 2013, ANATEL approved Resolution 629/2013, which approves the Regulation for the execution and monitoring of the Policy Adjustment Agreements (TAC). The TAC that allow telecommunications operators to request, in the context of proceedings for which no final and unappealable decision has been issued at the administrative level by ANATEL, that such fines be settled through investments in infrastructure, with additional incentives for projects in underdeveloped areas or through direct benefits to consumers, as well as the revision of the policies that resulted in said fines. In April 2015, Oi filed a proposal containing (a) corrective actions for approximately 500 policies that covers almost all the main reasons for the regulatory penalties imposed by ANATEL and (b) an “additional commitment” to offset Oi’s contingencies falling within the scope of the TAC.

Since then, ANATEL is assessing and discussing the content of this proposal with Oi, in compliance with the formalities provided for under the TAC, to meet the premises that drove the approval of this Regulation. Currently, the TAC negotiation process is at its final stage and we expect to sign the agreements on Universal Service and Quality targets in the coming months. Up to December 31, 2015, the proceedings being judged by ANATEL and discussed in the context of the TAC totaled approximately R$5 billion, consisting of fines at several procedural stages—approximately R$3 billion in fines imposed and R$2 billion in estimated fines.

If Oi fails to comply with its commitments set forth in the TAC or discharge the obligations established by ANATEL regulations, it will be subject to penalties, such as: warnings, fines, and, in a worst case scenario, ANATEL’s intervention, temporary suspensions of services, or cancellation of its concessions and licenses. If the TAC does not provide for a specific policy, the related administrative proceeding returns to the ordinary review proceeding, where Oi will discuss with ANATEL its nature and amounts involved, as well as the implementation of corrective measures, if necessary.

In 2015, ANATEL revised the penalization methodologies concerning the main types of infractions, notably User Rights and Guarantees, Quality (targets and indicators), and Station Licensing, and initiated a Public Hearing process for the revision of the Universal Service and Barriers to Inspections methodologies. Oi and the other industry players contributed to the Public Consultations conducted by ANATEL on these matters by emphasizing the need for improvement that can contribute to penalty fairness that ensures the educational nature of penalties and the economic feasibility of the operators, thus reducing disputes in courts and favoring the expansion of industry investments. As at December 31, 2015, the Company had fines outside the jurisdiction of ANATEL that were determined under the former penalty calculation methodology and are being discussed in courts. The Company disagrees and is challenging some of the alleged noncompliance events, and is also challenging the unfairness of the amount of some imposed fines in light of the pinpointed noncompliance event.

(iii)	Small claims courts - claims filed by customers for which the individual indemnification compensation amounts do not exceed the equivalent of forty minimum wages; and

(iv)	Other claims - refer to several ongoing lawsuits relating to contract terminations, certain agencies requesting the reopening of customer service centers, compensation claimed by former suppliers and building contractors, in lawsuits filed by equipment vendors against Company subsidiaries, revision of contractual terms and conditions due to changes introduced by a plan to stabilize the economy, and litigation mainly involving discussions on the breach of contracts, to which management and its legal counsel attribute a probable likelihood of an unfavorable outcome, etc.

Possible contingencies

The Company and its subsidiaries are also parties to several lawsuits in which the likelihood of an unfavorable outcome is classified as possible, in the opinion of their legal counsel, and for which no provision for contingent liabilities has been recognized.

The main contingencies classified with possible likelihood of an unfavorable outcome, according to the Company´s management’s opinion, based on its legal counsel’s assessment, are summarized below:

Labor

Refer to several lawsuits claiming, but not limited to, the payment of salary differences, overtime, hazardous duty and health hazard premium, and joint liability, which total approximately R$779,776 (R$1,082,677 in 2014).

Tax

The main ongoing lawsuits have the following matters:

(i)	ICMS - several ICMS assessment notifications, including two main matters: ICMS levied on certain revenue from services already subject to ISS or which are not part of the ICMS tax base, and utilization of ICMS credits claimed on the purchase of goods and other inputs, in the approximate amount of R$10,144,485 (R$7,554,421 in 2014);

(ii)	ISS - alleged levy of this tax on subsidiary telecommunications services and discussion regarding the classification of the services taxed by the cities listed in Supplementary Law 116/2003, amounting approximately to R$2,908,031 (R$2,588,849 in 2014);

(iii)	INSS - tax assessments to add amounts to the contribution salary allegedly due by the Company, amounting approximately to R$1,029,470 (995,994 in 2014); and

(iv)	Federal taxes - several tax assessment notifications regarding basically the disallowances made on the calculation of taxes, errors in the completion of tax returns, transfer of PIS and COFINS and FUST related to changes in the interpretation of these taxes tax bases by ANATEL. These lawsuits amount approximately to R$9,965,543 (R$9,919,745 in 2014).

Civil

The main ongoing lawsuits do not have any court decision which has been issued, and are primarily related, but not limited to, challenging of network expansion plans, compensation for pain and suffering and material damages, collection lawsuits, and bidding processes. These lawsuits total approximately R$1,238,279 (R$1,146,745 in 2014).

Guarantees

The Company has bank guarantee letters and guarantee insurance granted by several financial institutions and insurers to guarantee commitments arising from lawsuits, contractual obligations, and biddings with ANATEL. The total adjusted amount of contracted guarantees and guarantee insurance, effective at December 31, 2015, corresponds to R$5,394,597 (R$5,816,071 in 2014), Company, and R$15,577,522 (R$16,488,245 in 2014), on a consolidated basis. The commission charges on these contracts are based on market rates.